BORROWINGS (Details)	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Jan. 12, 2026 USD ($)	Jan. 12, 2026 CNY (¥)	Jan. 09, 2026 USD ($)	Jan. 09, 2026 CNY (¥)	Oct. 27, 2025 USD ($)	Oct. 27, 2025 CNY (¥)	Jan. 08, 2025 USD ($)	Jan. 08, 2025 CNY (¥)
Short-Term Bank Loan [Member]
BORROWINGS (Details) [Line Items]
Working capital loan				$ 34,763	¥ 240,000	$ 144,848	¥ 1,000,000			$ 137,781	¥ 1,000,000
Short term debt, fixed interest rate						3.07%	3.07%			3.27%	3.27%
Incurred interest expense	$ 4,767	$ 906	$ 0
Long-Term Loan [Member]
BORROWINGS (Details) [Line Items]
Working capital loan								$ 21,781	¥ 150,000
Incurred interest expense	$ 52	$ 0	$ 0
Long term debt, fixed interest rate								3.00%	3.00%